Schedule of Investments
September 30, 2021 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 98.92%

Computer Peripheral Equipment - 5.70%
Fortinet, Inc. (2)	1,400	408,856

Electronic Computers - 4.73%
Apple, Inc.	2,400	339,600

General Industrial Machinery & Equipment - 4.31%
Zebra Technologies Corp. Class A (2)	600	309,252

Hospital & Medical Service Plans - 2.99%
UnitedHealth Group, Inc.	550	214,907

Insurance Agents, Brokers & Services - 3.93%
Arthur J. Gallagher & Co.	1,900	282,435

Mineral Royalty Traders- 2.66%
Royal Gold, Inc.	2,000	190,980

Motors & Generators- 3.99%
Generac Holdings, Inc. (2)	700	286,069

Orthopedic, Prosthetic & Surgical Appliances & Supplies- 3.94%
Edwards Lifesciences Corp. (2)	2,500	283,025

Pharmaceutical Preparations - 4.06%
Zoetis, Inc. Class A	1,500	291,210

Railroads, Line-Haul Operating - 2.73%
Union Pacific Corp.	1,000	196,010

Retail-Auto & Home Supply Stores - 4.26%
O'Reilly Automotive, Inc. (2)	500	305,530

Retail-Building Materials, Hardware, Garden Supply - 4.68%
The Sherwin-Williams Co.	1,200	335,676

Retail-Catalog & Mail-Order Houses - 2.75%
Amazon.com, Inc. (2)	60	197,102

Retail-Lumber & Other Building Materials Dealers - 4.57%
Home Depot, Inc.	1,000	328,260

Retail-Variety Stores - 3.25%
Dollar General Corp.	1,100	233,354

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.52%
Intercontinental Exchange, Inc.	2,200	252,604

Services-Business Services - 7.98%
Mastercard, Inc. Class A	900	312,912
PayPal Holdings, Inc. (2)	1,000	260,210

		573,122

Services-Consumer Credit Reporting, Collection Agencies - 4.74%
S&P Global, Inc.	800	339,912

Servies-Prepackaged Software - 11.66%
Adobe, Inc. (2)	500	287,860
Intuit, Inc.	600	323,706
Microsoft Corp.	800	225,536

		837,102

Specialty Industry Machinery - 3.96%
Lam Research Corp.	500	284,575

Surgical & Medical Instruments- 3.67%
Stryker Corp.	1,000	263,720

Wholesale-Misc Durable Goods- 4.84%
Pool Corp.	800	347,528

Total Common Stocks	(Cost $ 3,747,382)	7,100,829

Short-Term Invesments - 1.19%

Huntington Conservative Deposit Account, 0.02% (3)	85,199	85,199

Total Short Term Investments	(Cost $ 85,199)	85,199

Total Investments - 100.11%	(Cost $ 3,832,581)	7,186,028

Other Assets in Excess of Liabilities - (0.11%)		(7,681)

Total Net Assets - 100.00%		7,178,347

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,186,028	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,186,028	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2021